THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communications - 20.7%
Entertainment Content - 2.4%
Take-Two Interactive Software, Inc. (a)	30,000	$ 5,430,000

Internet Media & Services - 18.3%
Alphabet, Inc. - Class A (a)	3,600	10,659,312
Alphabet, Inc. - Class C (a)	3,609	10,702,164
Meta Platforms, Inc. - Class A (a)	65,000	21,032,050
		42,393,526
Consumer Discretionary - 8.4%
E-Commerce Discretionary - 6.9%
Amazon.com, Inc. (a)	4,725	15,934,732

Home & Office Products - 1.5%
Scotts Miracle-Gro Company (The)	23,600	3,503,656

Consumer Staples - 1.9%
Household Products - 0.8%
Church & Dwight Company, Inc.	22,000	1,921,920

Retail - Consumer Staples - 1.1%
Costco Wholesale Corporation	5,000	2,457,700

Financials - 1.8%
Institutional Financial Services - 1.8%
Intercontinental Exchange, Inc.	30,000	4,153,800

Health Care - 8.9%
Biotech & Pharma - 1.3%
AbbVie, Inc.	7,500	860,025
Eli Lilly & Company	3,500	891,660
Johnson & Johnson	4,000	651,520
Merck & Company, Inc.	7,000	616,350
		3,019,555
Health Care Facilities & Services - 2.5%
Charles River Laboratories International, Inc. (a)	10,000	4,486,800

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Health Care Facilities & Services - 2.5% (Continued)
CVS Health Corporation	15,000	$ 1,339,200
		5,826,000
Medical Equipment & Devices - 5.1%
Intuitive Surgical, Inc. (a)	27,000	9,750,510
Stryker Corporation	7,500	1,995,525
		11,746,035
Industrials - 3.7%
Commercial Support Services - 1.7%
Waste Management, Inc.	25,000	4,005,750

Transportation & Logistics - 2.0%
Norfolk Southern Corporation	7,000	2,051,350
United Parcel Service, Inc. - Class B	12,000	2,561,640
		4,612,990
Materials - 2.4%
Chemicals - 2.4%
Ecolab, Inc.	15,000	3,333,300
International Flavors & Fragrances, Inc.	15,000	2,211,750
		5,545,050
Technology - 50.5%
Semiconductors - 6.0%
NVIDIA Corporation	20,000	5,113,400
QUALCOMM, Inc.	16,000	2,128,640
Texas Instruments, Inc.	35,000	6,561,800
		13,803,840
Software - 18.8%
Adobe, Inc. (a)	12,000	7,804,320
Autodesk, Inc. (a)	11,000	3,493,710
CrowdStrike Holdings, Inc. - Class A (a)	16,000	4,508,800
Intuit, Inc.	36,000	22,535,640
Microsoft Corporation	12,000	3,979,440
salesforce.com, Inc. (a)	4,200	1,258,698
		43,580,608
Technology Hardware - 12.8%
Apple, Inc.	148,000	22,170,400

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Technology - 50.5% (Continued)
Technology Hardware - 12.8% (Continued)
Cisco Systems, Inc.	30,000	$ 1,679,100
Corning, Inc.	60,000	2,134,200
Motorola Solutions, Inc.	15,000	3,728,850
		29,712,550
Technology Services - 12.9%
Accenture plc - Class A	17,900	6,422,341
Automatic Data Processing, Inc.	7,000	1,571,430
Paychex, Inc.	24,000	2,958,720
PayPal Holdings, Inc. (a)	45,000	10,466,550
Square, Inc. - Class A (a)	25,000	6,362,500
Visa, Inc. - Class A	10,000	2,117,700
		29,899,241

Total Common Stocks (Cost $41,769,676)		$ 227,546,953

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
Health Care - 1.4%
Biotech & Pharma - 1.4%
iShares Biotechnology ETF (Cost $2,083,074)	20,000	$ 3,192,000

MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class Z, 0.02% (b) (Cost $1,020,803)	1,020,803	$ 1,020,803

Total Investments at Value - 100.1% (Cost $44,873,553)		$ 231,759,756

Liabilities in Excess of Other Assets - (0.1%)		(200,227)

Net Assets - 100.0%		$ 231,559,529

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of October 31, 2021.